CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (15,819,657)	$ (22,505,824)	$ (53,262,775)	$ (37,370,107)	$ (89,967,595)	$ 9,012,124	$ (13,710,708)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses			6,910,533	2,082,526	13,455,520	4,751,709	(12,931,847)
Net cash used in operating activities			(24,698,780)	(29,161,290)	(60,231,302)	5,912,192	(11,663,251)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities			(7,809,539)	729,251	(3,908,874)	(688,114)	(3,496,899)
Cash Flows from Financing Activities:
Payments made by Sponsor under promissory note - related party, net			48,891,000	15,043,019	23,750,000	28,911,394	2,000,000
Net cash provided by (used in) financing activities			53,296,172	7,618,840	46,152,641	9,253,655	1,623,265
Cash - Beginning of period			7,211,826	25,201,425	25,201,425	10,721,628	24,258,513
Cash - End of period	27,999,679	4,386,163	27,999,679	4,386,163	7,211,826	25,201,425	10,721,628
Southport Acquisition Corp
Cash Flows from Operating Activities:
Net (loss) income			(1,657,426)	(243,377)	(5,107,051)	2,729,602
Adjustments to reconcile net income to net cash provided by operating activities:
Accrued dividend on marketable securities held in Trust Account			(1,493)	(54,200)	(1,603)	(198,419)
Change in fair value of warrant liability			1,158,850	(116,500)	4,058,500	53,450
Sponsor capital contribution for non-redemption agreements					274,973	934,906
Changes in operating assets and liabilities:
Accounts payable and accrued expenses			(171,395)	(1,688,418)	(1,592,531)	1,571,909
Administrative support fee - related party			90,000	90,000	180,000	231,500
Due to related party				34,357	34,357	(8,317)
Prepaid expenses			47,480	(130,720)	(131,004)	227,594
Net cash used in operating activities			(533,984)	(1,833,885)	(2,284,359)	5,542,225
Cash Flows from Investing Activities:
Purchases of marketable securities held in Trust Account			(7,522)	(669,322)	(964,570)	(6,509,259)
Proceeds from marketable securities held in Trust Account				32,703,710	45,246,828	199,982,386
Net cash (used in) provided by investing activities			(7,522)	32,034,388	44,282,258	193,473,127
Cash Flows from Financing Activities:
Payment to Class A common stockholders for redemptions				(32,214,591)	(44,757,709)	(197,694,657)
Cash capital contribution from Sponsor				333,228	644,227	800,000
Payments made by Sponsor under promissory note - related party, net			375,142		439,004
Net cash provided by (used in) financing activities			375,142	(31,881,363)	(43,674,478)	(196,894,657)
Net Change in Cash			(166,364)	(1,680,860)	(1,676,579)	2,120,695
Cash - Beginning of period			494,974	2,171,553	2,171,553	50,858
Cash - End of period	$ 328,610	$ 490,693	328,610	490,693	494,974	2,171,553	$ 50,858
Supplemental disclosure of non-cash financing activities:
Remeasurement of Class A common stock subject to possible redemption			9,015	723,522	966,174	6,707,678
Excess fair value of Class B common stock transferred by Sponsor				274,973	274,973	934,906
Excise tax liability				322,145	447,576	1,976,947
Supplemental Cash Flow Information:
Cash paid for taxes			$ 165,335	2,201,810	2,201,810
Trust Account withdrawal for tax payments				$ (489,119)	$ (489,119)	$ (2,287,729)